Cover Page	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Address, State or Province	ON
Entity Address, City or Town	Stayner
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Registrant Name	CRONOS GROUP INC.
Entity Central Index Key	0001656472
Document Information [Line Items]
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	CRONOS GROUP INC.
Document Period End Date	Oct. 15, 2026
Entity Emerging Growth Company	false